STOCKHOLDERS' EQUITY (Changes in Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ 2,310	$ 1,513	$ 1,302
Other comprehensive income (loss)	(31)	161	(139)
Ending Balance	2,433	2,310	1,513
AOCI Including Portion Attributable to Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(457)	(618)
Other comprehensive income (loss) before reclassifications	(61)	178
Amounts reclassified out of accumulated other comprehensive income	27	46
Tax (expense) benefit	3	(63)
Other comprehensive income (loss)	(31)	161
Ending Balance	(488)	(457)	(618)
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	14	10
Other comprehensive income (loss) before reclassifications	(17)	5
Amounts reclassified out of accumulated other comprehensive income	0	0
Tax (expense) benefit	3	(1)
Other comprehensive income (loss)	(14)	4
Ending Balance	0	14	10
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(39)	(29)
Other comprehensive income (loss) before reclassifications	(21)	(10)
Amounts reclassified out of accumulated other comprehensive income	0	0
Tax (expense) benefit	0	0
Other comprehensive income (loss)	(21)	(10)
Ending Balance	(60)	(39)	(29)
Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(468)	(646)
Other comprehensive income (loss) before reclassifications	(23)	177
Amounts reclassified out of accumulated other comprehensive income	53	69
Tax (expense) benefit	(7)	(68)
Other comprehensive income (loss)	23	178
Ending Balance	(445)	(468)	(646)
Accumulated Defined Benefit Plans Adjustment, Net Prior Service Including Portion Attributable to Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	35	50
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified out of accumulated other comprehensive income	(22)	(24)
Tax (expense) benefit	6	9
Other comprehensive income (loss)	(16)	(15)
Ending Balance	19	35	50
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	1	(3)
Other comprehensive income (loss) before reclassifications	0	6
Amounts reclassified out of accumulated other comprehensive income	(4)	1
Tax (expense) benefit	1	(3)
Other comprehensive income (loss)	(3)	4
Ending Balance	$ (2)	$ 1	$ (3)